Fair Value of Financial Assets and Liabilities - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Marketable securities	$ 54,900	$ 37,435	$ 0
Recurring Basis [Member]
Assets:
Total assets at fair value	67,361	74,137
Recurring Basis [Member] | Preferred Stock Warrants [Member]
Liabilities:
Liability for preferred stock warrants			254
Recurring Basis [Member] | Agency Bonds [Member]
Assets:
Cash equivalents		7,599
Marketable securities	44,878	27,409
Recurring Basis [Member] | United States Treasury Notes [Member]
Assets:
Marketable securities	10,022	10,026
Recurring Basis [Member] | Money Market Funds [Member]
Assets:
Cash equivalents	12,461	29,103	17,272
Level 2 [Member] | Recurring Basis [Member]
Assets:
Total assets at fair value	67,361	74,137
Level 2 [Member] | Recurring Basis [Member] | Agency Bonds [Member]
Assets:
Cash equivalents		7,599
Marketable securities	44,878	27,409
Level 2 [Member] | Recurring Basis [Member] | United States Treasury Notes [Member]
Assets:
Marketable securities	10,022	10,026
Level 2 [Member] | Recurring Basis [Member] | Money Market Funds [Member]
Assets:
Cash equivalents	12,461	29,103	17,272
Level 3 [Member] | Recurring Basis [Member] | Preferred Stock Warrants [Member]
Liabilities:
Liability for preferred stock warrants			$ 254